ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statement of Additional Information dated March 1, 2010.

The following replaces the chart titled “Portfolio Managers” beginning on 115:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Paul Atkinson	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Christopher Baggini	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$50,001-$100,000
Ralph Bassett	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Douglas Burtnick	Equity Long-Short Fund	$50,001-$100,000
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Richard Fonash	Optimal Allocations Fund: Defensive	$0
	Optimal Allocations Fund: Growth	$0
	Optimal Allocations Fund: Moderate	$0
	Optimal Allocations Fund: Moderate Growth	$0
	Optimal Allocations Fund: Specialty	$0
Jason Kotik	Equity Long-Short Fund	$1-$10,000
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Michael Manzo	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Robert Mattson	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0

Allison Mortensen	Optimal Allocations Fund: Defensive	$0
	Optimal Allocations Fund: Growth	$0
	Optimal Allocations Fund: Moderate	$0
	Optimal Allocations Fund: Moderate Growth	$0
	Optimal Allocations Fund: Specialty	$0
Francis Radano, III	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Frank Biondo	Tax-Free Income Fund	$0
Lori A. Cohane	Tax-Free Income Fund	$0
Devan Kaloo	Emerging Markets Fund	$0
	Emerging Markets Institutional Fund	$0
Joanne Irvine	Emerging Markets Fund	$0
	Emerging Markets Institutional Fund	$0
Mark Gordon-James	Emerging Markets Fund	$0
	Emerging Markets Institutional Fund	$0
Fiona Morrison	Emerging Markets Fund	$0
	Emerging Markets Institutional Fund	$0
Stephen Docherty	Global Equity Fund	$0
	International Equity Fund	$0
	Global Small Cap Fund	$0
	International Equity Institutional Fund	$0
	Natural Resources Fund	$0
	Global Financial Services Fund	$0
Bruce Stout	Global Equity Fund	$0
	International Equity Fund	$0
	Global Small Cap Fund	$0
	International Equity Institutional Fund	$0
	Natural Resources Fund	$0

	Global Financial Services Fund	$0
Andrew McMenigall	Global Equity Fund	$0
	International Equity Fund	$0
	Global Small Cap Fund	$0
	International Equity Institutional Fund	$0
	Natural Resources Fund	$0
	Global Financial Services Fund	$0
Samantha Fitzpatrick	Global Equity Fund	$0
	International Equity Fund	$0
	Global Small Cap Fund	$0
	International Equity Institutional Fund	$0
	Natural Resources Fund	$0
	Global Financial Services Fund	$0
Jamie Cumming	Global Equity Fund	$0
	International Equity Fund	$0
	Global Small Cap Fund	$0
	International Equity Institutional Fund	$0
	Natural Resources Fund	$0
	Global Financial Services Fund	$0
Hugh Young	China Opportunities Fund	$0
	Asia Pacific (Ex-Japan) Equity Institutional Fund	$0
	Emerging Markets Fund	$0
	Emerging Markets Institutional Fund	$0
Peter Hames	China Opportunities Fund	$0
	Asia Pacific (Ex-Japan) Equity Institutional Fund	$0
	Emerging Markets Fund	$0
	Emerging Markets Institutional Fund
Flavia Cheong	China Opportunities Fund	$0
	Asia Pacific (Ex-Japan)	$0

	Equity Institutional Fund
Nicholas Yeo	China Opportunities Fund	$0
Chou Chong	Asia Pacific (Ex-Japan) Equity Institutional Fund	$0
Andrew Gillan	Asia Pacific (Ex-Japan) Equity Institutional Fund	$0
Christopher Wong	Asia Pacific (Ex-Japan) Equity Institutional Fund	$0
Kathy Xu	China Opportunities Fund	$0
Timothy Vile	Global Fixed Income Fund	$0
Annette Fraser	Global Fixed Income Fund	$0
Richard Dryer	Global Fixed Income Fund	$0
Simon Hancock	Global Fixed Income Fund	$0
Anthony Michael	Asia Bond Institutional Fund	$0
Scott Bennett	Asia Bond Institutional Fund	$0
Kenneth Akintewe	Asia Bond Institutional Fund	$0
Adam McCabe	Asia Bond Institutional Fund	$0
Yueh Ee-Leen	Asia Bond Institutional Fund	$0
Frank J. Biondo	Tax-Free Income Fund	$0
Lori A. Cohane	Tax-Free Income Fund	$0

The following replaces the “Other Accounts Managed” chart in Appendix A-Portfolio Managers

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
Aberdeen Asset Management
Paul Atkinson Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 18 accounts, $2,711.5 total assets Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
Christopher Baggini Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 18 accounts, $2,711.5 total assets Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets
Ralph Bassett Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 18 accounts, $2,711.5 total assets Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets
Douglas Burtnick Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 18 accounts, $2,711.5 total assets Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets
Richard Fonash Optimal Allocations Fund: Defensive Optimal Allocations Fund: Growth Optimal Allocations Fund: Moderate Optimal Allocations Fund: Moderate Growth Optimal Allocations Fund: Specialty	Mutual Funds: 5 accounts, $140.9 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0accounts, $0 total assets
Jason Kotik Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 18 accounts, $2,711.5 total assets Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets
Michael J. Manzo Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 18 accounts, $2,711.5 total assets Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets
Robert Mattson Equity Long-Short Fund	Mutual Funds: 18 accounts, $2,711.5 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
Small Cap Fund U.S. Equity Fund	Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets
Allison Mortensen Optimal Allocations Fund: Defensive Optimal Allocations Fund: Growth Optimal Allocations Fund: Moderate Optimal Allocations Fund: Moderate Growth Optimal Allocations Fund: Specialty	Mutual Funds: 5 accounts, $140.9 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0accounts, $0 total assets

Francis Radano, III Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 18 accounts, $2,711.5 total assets Other Pooled Investment Vehicles: 6 accounts, $506.5 total assets Other Accounts: 4 accounts, $445.4 total assets
Timothy Vile Global Fixed Income Fund	Mutual Funds: 15 accounts, $1,734.6 total assets Other Pooled Investment Vehicles: 60 accounts, $10,232.0 total assets Other Accounts: 271 accounts, $26,262.5 total assets
Aberdeen Asset Management Investment Services Limited
Devan Kaloo Emerging Markets Fund Emerging Markets Institutional Fund

Mutual Funds: 9 accounts, $1,779.4 total assets

Other Pooled Investment Vehicles: 12 accounts, $7,440.4 total assets

Other Accounts: 58 accounts, $11,571.0 total assets (6 accounts, $1,430.9 total assets of which the advisory fee is based on performance)

Joanne Irvine Emerging Markets Fund Emerging Markets Institutional Fund

Mutual Funds: 9 accounts, $1,779.4 total assets

Other Pooled Investment Vehicles: 12 accounts, $7,440.4 total assets

Other Accounts: 58 accounts, $11,571.0 total assets (6 accounts, $1,430.9 total assets of which the advisory fee is based

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
on performance)
Mark Gordon-James Emerging Markets Fund Emerging Markets Institutional Fund

Mutual Funds: 9 accounts, $1,779.4 total assets

Other Pooled Investment Vehicles: 12 accounts, $7,440.4 total assets

Other Accounts: 58 accounts, $11,571.0 total assets (6 accounts, $1,430.9 total assets of which the advisory fee is based on performance)

Fiona Morrison Emerging Markets Fund Emerging Markets Institutional Fund

Mutual Funds: 9 accounts, $1,779.4 total assets

Other Pooled Investment Vehicles: 12 accounts, $7,440.4 total assets

Other Accounts: 58 accounts, $11,571.0 total assets (6 accounts, $1,430.9 total assets of which the advisory fee is based on performance)

Stephen Docherty Global Equity Fund International Equity Fund Global Small Cap Fund International Equity Institutional Fund Global Financial Services Fund Natural Resources Fund

Mutual Funds: 6 accounts, $916.7 total assets

Other Pooled Investment Vehicles: 34 accounts, $7,153.2 total assets

Other Accounts: 46 accounts, $10,972.7 total assets (1 account, $48.1 total assets of which the advisory fee is based on performance)

Bruce Stout Global Equity Fund International Equity Fund Global Small Cap Fund International Equity Institutional Fund Global Financial Services Fund Natural Resources Fund

Mutual Funds: 6 accounts, $916.7 total assets

Other Pooled Investment Vehicles: 34 accounts, $7,153.2 total assets

Other Accounts: 46 accounts, $10,972.7 total assets (1 account, $48.1 total assets of which the advisory fee is based on performance)

Andrew McMenigall Global Equity Fund International Equity Fund Global Small Cap Fund International Equity Institutional Fund Global Financial Services Fund Natural Resources Fund	Mutual Funds: 6 accounts, $916.7 total assets Other Pooled Investment Vehicles: 34 accounts, $7,153.2 total assets Other Accounts: 46 accounts, $10,972.7 total assets (1 account, $48.1 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
of which the advisory fee is based on performance)
Samantha Fitzpatrick Global Equity Fund International Equity Fund Global Small Cap Fund International Equity Institutional Fund Global Financial Services Fund Natural Resources Fund

Mutual Funds: 6 accounts, $916.7 total assets

Other Pooled Investment Vehicles: 34 accounts, $7,153.2 total assets

Other Accounts: 46 accounts, $10,972.7 total assets (1 account, $48.1 total assets of which the advisory fee is based on performance)

Jamie Cumming Global Equity Fund International Equity Fund Global Small Cap Fund International Equity Institutional Fund Global Financial Services Fund Natural Resources Fund

Mutual Funds: 6 accounts, $916.7 total assets

Other Pooled Investment Vehicles: 34 accounts, $7,153.2 total assets

Other Accounts: 46 accounts, $10,972.7 total assets (1 account, $48.1 total assets of which the advisory fee is based on performance)

Annette Fraser Global Fixed Income Fund

Mutual Funds: 7 accounts, $180.3 total assets

Other Pooled Investment Vehicles: 129 accounts, $12,653.9 total assets

Other Accounts: 363 accounts, $43,878.0 total assets (15 accounts, $1,692.5 total assets of which the advisory fee is based on performance)

Richard Dryer Global Fixed Income Fund

Mutual Funds: 7 accounts, $180.3 total assets

Other Pooled Investment Vehicles: 129 accounts, $12,653.9 total assets

Other Accounts: 363 accounts, $43,878.0 total assets (15 accounts, $1,692.5 total assets of which the advisory fee is based on performance)

Simon Hancock Global Fixed Income Fund	Mutual Funds: 7 accounts, $180.3 total assets Other Pooled Investment Vehicles: 129 accounts, $12,653.9 total assets Other Accounts: 363 accounts, $43,878.0 total assets (15 accounts, $1,692.5 total

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
assets of which the advisory fee is based on performance)
Aberdeen Asset Management Asia Limited
Hugh Young China Opportunities Fund Emerging Markets Fund Emerging Markets Institutional Fund Asia Pacific (Ex-Japan) Equity Institutional Fund

Mutual Funds: 14 accounts, $2,167.2 total assets

Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.98 total assets of which the advisory fee is based on performance)

Peter Hames China Opportunities Fund Emerging Markets Fund Emerging Markets Institutional Fund Asia Pacific (Ex-Japan) Equity Institutional Fund

Mutual Funds: 14 accounts, $2,167.2 total assets

Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.98 total assets of which the advisory fee is based on performance)

Flavia Cheong China Opportunities Fund Asia Pacific (Ex-Japan) Equity Institutional Fund

Mutual Funds: 14 accounts, $2,167.2 total assets

Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.9 total assets of which the advisory fee is based on performance)

Chou Chong Asia Pacific (Ex-Japan) Equity Institutional Fund

Mutual Funds: 14 accounts, $2,167.2 total assets

Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.9 total assets of which the advisory fee is based on performance)

Andrew Gillan Asia Pacific (Ex-Japan) Equity Institutional Fund	Mutual Funds: 14 accounts, $2,167.2 total assets Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.9 total assets of which the advisory fee is based on performance)
Christopher Wong Asia Pacific (Ex-Japan) Equity Institutional Fund

Mutual Funds: 14 accounts, $2,167.2 total assets

Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.9 total assets of which the advisory fee is based on performance)

Nicholas Yeo China Opportunities Fund

Mutual Funds: 14 accounts, $2,167.2 total assets

Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.9 total assets of which the advisory fee is based on performance)

Kathy Xu China Opportunities Fund

Mutual Funds: 14 accounts, $2,167.2 total assets

Other Pooled Investment Vehicles: 72 accounts, $24,972.6 total assets

Other Accounts: 126 accounts, $27,193.0 total assets (13 accounts, $2,698.9 total assets of which the advisory fee is based on performance)

Anthony Michael Asia Bond Institutional Fund	Mutual Funds: 2 accounts, $2,553.3 total assets Other Pooled Investment Vehicles: 23 accounts, $3,114.9 total assets Other Accounts: 51 accounts, $11,400.5 total assets
Scott Bennett Asia Bond Institutional Fund	Mutual Funds: 2 accounts, $2,553.3 total assets Other Pooled Investment Vehicles: 23 accounts, $3,114.9 total assets Other Accounts: 51 accounts, $11,400.5 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2009)
Kenneth Akintewe Asia Bond Institutional Fund	Mutual Funds: 2 accounts, $2,553.3 total assets Other Pooled Investment Vehicles: 23 accounts, $3,114.9 total assets Other Accounts: 51 accounts, $11,400.5 total assets
Adam McCabe Asia Bond Institutional Fund	Mutual Funds: 2 accounts, $2,553.3 total assets Other Pooled Investment Vehicles: 23 accounts, $3,114.9 total assets Other Accounts: 51 accounts, $11,400.5 total assets
Yueh Ee-Leen Asia Bond Institutional Fund	Mutual Funds: 2 accounts, $2,553.3 total assets Other Pooled Investment Vehicles: 23 accounts, $3,114.9 total assets Other Accounts: 51 accounts, $11,400.5 total assets
Credit Suisse Asset Management, LLC
Frank Biondo Tax-Free Income Fund	Mutual Funds: 1 accounts, $125mm total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 270 accounts, $3.1bln total assets
Lori A. Cohane Tax-Free Income Fund	Mutual Funds: 1 accounts, $125mm total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 270 accounts, $3.1bln total assets

THIS SUPPLEMENT IS DATED March 30, 2010

Please keep this supplement for future reference